Major acquisitions and disposals (Details) (USD $)	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Feb. 28, 2011 Mieracao Paragominas S.A.	May 31, 2010 Mieracao Paragominas S.A.	Dec. 31, 2011 Mieracao Paragominas S.A. tranches	Dec. 31, 2011 Mieracao Paragominas S.A. Three years after closing date	Dec. 31, 2011 Mieracao Paragominas S.A. Five years after closing date	Dec. 31, 2011 Sale of aluminum assets	Dec. 31, 2011 Sale of aluminum assets Norsk Hydro ASA
Sale of aluminum assets
Percentage of stake in Paragominas bauxite mine			60.00%	60.00%
Cash received for transactions								$ 1,081,000,000
Ownership interest received in transaction (as a percent)									22.00%
Number of shares of common stock received in transaction									447,834,465
Value of shares of common stock received in transaction									3,500,000,000
Scheduled future cash payments to be received						200,000,000	200,000,000
Percentage of Paragominas to be sold					40.00%
Gain on sale of assets	$ 1,513,000,000	$ 40,000,000						$ 1,513,000,000
Number of equal tranches of $200 million to be received					2